Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Percentage of reasonably possible increase in actuarial assumption	0.25% increase	0.25% increase
Discount rate [Member]
Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	SFr (117,546)	SFr (200,601)
Salary increase [Member]
Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	23,058	22,961
Pension indexation [Member]
Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	SFr 63,916	SFr 110,958
Change in assumption [Member]
Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Life expectancy reasonably possible increase in actuarial assumption	+1 year	+ 1 year
Life expectancy {Member]
Employee Benefits (Details) - Schedule of sensitivity analysis for actuarial assumptions [Line Items]
Discount rate	SFr 48,531	SFr 98,983